Document and Entity Information	12 Months Ended
Dec. 28, 2024
Cover [Abstract]
Entity Central Index Key	0001024795
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.